Investor A C Institutional and Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Unconstrained Equity Fund - Investor C Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	629
Expense Example, No Redemption, 5 Years	1,086
Expense Example, No Redemption, 10 Years	$ 2,128